Provisions - Analysis of other provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of other provisions:
Balance at the beginning of the period	£ 659	£ 519
Charged to income statement:
Additional provisions	542	381
Unused amounts released	(9)	(53)
Used during the year	(239)	(222)
Exchange differences	(10)	34
Balance at the end of the period	943	659
Other provisions
Analysis of other provisions:
Balance at the beginning of the period	69
Charged to income statement:
Balance at the end of the period	£ 121	£ 69